Fair values of financial assets and liabilities - Schedule of Carrying Values and Fair Values of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Financial Assets [Abstract]
Loans and advances to banks	£ 5,629	£ 6,433
Loans and advances to customers	452,642	441,907
Reverse repurchase agreements	39,864	44,143
Debt securities	10,948	11,854
Due from fellow Lloyds Banking Group undertakings	897	560
Financial Liabilities [Abstract]
Deposits from banks	5,388	3,144
Customer deposits	461,771	451,794
Repurchase agreements at amortised cost	38,248	37,760
Due to fellow Lloyds Banking Group undertakings	3,804	4,049
Subordinated liabilities	7,842	7,211
Gross carrying amount
Financial Assets [Abstract]
Loans and advances to banks	5,629	6,433
Loans and advances to customers	452,642	441,907
Reverse repurchase agreements	39,864	44,143
Debt securities	10,948	11,854
Due from fellow Lloyds Banking Group undertakings	897	560
Financial Liabilities [Abstract]
Deposits from banks	5,388	3,144
Customer deposits	461,771	451,794
Repurchase agreements at amortised cost	38,248	37,760
Due to fellow Lloyds Banking Group undertakings	3,804	4,049
Debt securities in issue at amortised cost	42,103	45,281
Subordinated liabilities	7,842	7,211
Fair value
Financial Assets [Abstract]
Loans and advances to banks	5,629	6,433
Loans and advances to customers	448,347	438,094
Reverse repurchase agreements	39,864	44,143
Debt securities	11,016	11,808
Due from fellow Lloyds Banking Group undertakings	897	560
Financial Liabilities [Abstract]
Deposits from banks	5,388	3,144
Customer deposits	462,617	452,607
Repurchase agreements at amortised cost	38,248	37,760
Due to fellow Lloyds Banking Group undertakings	3,804	4,049
Debt securities in issue at amortised cost	42,213	45,382
Subordinated liabilities	£ 8,883	£ 7,304